Schedule of capital expenditures (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 21,471,539	$ 20,762,483
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 61,709	$ 1,312,753